OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
OTHER CURRENT LIABILITIES
NOTE 6          -            OTHER CURRENT LIABILITIES

A.         Consists of:
	As of December 31,
	2 0 1 7	2 0 1 6

Accrued salaries and fringe benefits	$13,522	$10,612
Accrued warranty costs (See B below)	5,055	4,358
Governmental institutions	7,215	2,947
Other	246	544
	$26,038	$18,461

B.        Accrued Warranty Costs:

The Company provides standard warranty coverage on its systems. Parts and labor are covered under the terms of the warranty agreement. The Company accounts for the estimated warranty cost as a charge to costs of revenues when revenue is recognized.

The following table provides the changes in the product warranty accrual for the fiscal years ended December 31, 2017 and 2016:

	As of December 31,
	2 0 1 7	2 0 1 6

Balance as of beginning of year	$4,358	$3,883
Services provided under warranty	(6,189)	(4,168)
Changes in provision	6,886	4,643
Balance as of end of year	$5,055	$4,358